Guarantees, commitments and risks - Guarantees (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Guarantees, commitments and risks
Guarantees	€ 17,563	€ 10,160
Consolidated subsidiaries
Guarantees, commitments and risks
Guarantees	7,082	6,432
Investments in unconsolidated entities controlled by Eni
Guarantees, commitments and risks
Guarantees	202	190
Joint ventures and associates
Guarantees, commitments and risks
Guarantees	9,802	3,358
Others
Guarantees, commitments and risks
Guarantees	€ 477	€ 180